Municipal
                                   High Income
                                    Fund Inc.

                                [GRAPHIC OMITTED]

                                                                    Quarterly
                                                                     Report

                                                                      July
                                                                    31, 2000

====================================== * =======================================

                         Municipal High Income Fund Inc.

Dear Shareholder:

      We are pleased to provide the quarterly report for the Municipal High Income Fund Inc. ("Fund") for the nine months ended July 31, 2000. During the period, the Fund distributed income dividends totaling $0.44 per share. The table below shows the annualized distribution rate and nine-month total return based on the Fund's July 31, 2000 net asset value ("NAV") per share and its New York Stock Exchange ("NYSE") closing price.(1)

        Price                     Annualized                  Nine-Month
      Per Share               Distribution Rate(2)           Total Return(2)
     -------------            --------------------           ---------------
     $8.80 (NAV)                     6.61%                       3.43%
     $8.125 (NYSE)                   7.16%                       7.50%

      The Fund had a total return based on NAV of 3.43% for the nine months ended July 31, 2000. In comparison, the Fund's Lipper, Inc. ("Lipper")(3) peer group returned a 2.04% based on NAV for the same period.

Market and Economic Overview and Outlook(4)

      Currently, we see three overriding factors affecting the municipal bond market:

      o     The outlook for the economy;

-------------
1 The NAV is calculated by subtracting total liabilities from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of shares outstanding. The NAV fluctuates with the changes in the valuation of the securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at their market (NYSE) price as determined by supply and demand.
2 Total returns are based on changes in NAV or the market value, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions in additional shares. The annualized distribution rate is the Fund's current monthly income dividend rate, annualized, and then divided by the NAV or the market value noted in this report. The annualized distribution rate assumes a current monthly income dividend rate of $0.0485 for twelve months. This rate is as of August 31, 2000 and is subject to change. The important difference between a total return and an annualized distribution rate is that the total return takes into consideration a number of factors including the fluctuation of the NAV or the market value during the period reported. The NAV fluctuation includes the effects of unrealized appreciation or depreciation in the Fund. Accordingly, since an annualized distribution rate only reflects the current monthly income dividend rate annualized, it should not be used as the sole indicator to judge the return you receive from your Fund investment. Past performance is not indicative of future results.
3     Lipper is a major independent fund-tracking organization.
4 The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund.


                                       1
================================================================================

====================================== * =======================================

      o     Federal Reserve Board ("Fed") monetary policy tightening; and

      o The collapsing supply of U.S. Treasury securities as the U.S. surplus continues to expand.

      In our opinion, of these three, the one overriding factor currently affecting the bond market is the outlook of the U.S. economy, including growth rates, inflation risk and the possible need for additional monetary policy tightening by the Fed.

      The bond markets did receive some comfort on this front during Fed Chairman Alan Greenspan's testimony to Congress on July 20, 2000. We believe that the testimony offered an endorsement for a "soft landing" outcome for the economy. Greenspan weighed in on the side of a growing market consensus for prospects of continuing solid U.S. growth with low inflation. Although we anticipated that he would be cautiously optimistic, the Chairman's tone was a little more confident than we expected. In our opinion, his thinking implies that it may take a very compelling set of data and market developments to prompt an aggressive rate hike in the next few months.

      Nonetheless, Greenspan was careful to point out that it is "much too soon" to declare inflation risks contained. If we are correct in foreseeing that near-term demand indicators may prove too strong for comfort (given the upward rise in underlying inflation so far this year), it is possible that the latest Fed tightening cycle may not be complete.

      In our opinion, Greenspan's immediate optimism rests in part on evidence that the recent slowing in consumer spending is fundamental. The flattening in stocks is curbing wealth effects. Consumer debt burdens are weighing more heavily as interest rates rise. The rise in energy prices has exacted the equivalent of a $75 billion tax hike by diverting discretionary income. Against that backdrop, near-term data may provide an important test of whether tentative slowing has gained momentum or leveled off at a still threatening pace.

      We expect second quarter gross domestic product ("GDP")(5) growth will end up near 4%, with the pace for the remainder of the year not far from that. The continued stream of upbeat profit reports does not seem consistent with a sharp slowing in activity. In particular, business investment spending and production in new technology industries remains very strong.

      Chairman Greenspan pointed to the sharp rise in measures of capital spending. Perhaps more important for immediate Fed policy, a resilient stock market should continue to buoy consumer spending via lingering wealth effects, especially if the restraint from higher gasoline prices recedes somewhat. The upturn in consumer confidence measures in recent weeks may be an indirect reminder that there still may be ample reason for policymakers to err on the side of restraint this summer.

-------------
5 GDP is the market value of the goods and services produced by labor and property in the U.S. GDP is comprised on consumer and government purchases, private domestic investments and net exports of goods and services.


                                       2
================================================================================

====================================== * =======================================

      Putting all of this together, we believe that the Fed may not be done raising interest rates. However, the bond markets, including municipals --- have often historically begun to rally before the Fed was finished.

      Once the markets begin to believe that a tightening phase is nearing an end, they often begin to do better, believing that:

      o     Inflation risks have been reduced to seemingly comfortable levels;

      o     Short-term interest rates are nearing a peak; and

      o The total return performance on fixed income instruments should begin to improve. (Of course, there are no guarantees that this will occur.)

      A second key factor in the ever evolving bond market is the increasing shortage of U.S. Treasury securities resulting from the expanding federal government surplus. Using the most recent projections from the Congressional Budget Office, research has indicated that gross issuance of U.S. Treasury debt may decline to negligible levels by fiscal year 2003. This forecast is, of course, sensitive to a number of factors, including the strength of the U.S. economy, and future tax and spending legislation.

      Nevertheless, it is clear to us that the once-dominant role U.S. Treasury securities played in the bond markets may already be at an end. As a consequence, the key role U.S. Treasuries played as benchmarks from which to measure the relative performance of other types of bonds may be at an end as well. With the global marketplace awash in U.S. dollars, and the U.S. Treasury issuing fewer and fewer new debt obligations, an extreme shortage of Treasuries has already taken place. The result: U.S. Treasury yields have fallen farther and faster than yields on the other bonds, including corporate bonds, agency securities and municipal bonds.

      In summary, we believe municipals appear to be attractively priced relative to underlying inflation rates, during a period of very limited supply and muted or near-dormant institutional demand.

Investment Strategy

      The Fund's investment objective is high current income exempt from Federal income tax.(6) The Fund generally invests in intermediate and long-term municipal obligations. The Fund's municipal obligations may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, payment in kind and auction rate features.

      In seeking to achieve the Fund's objective during the period, we have sought to maintain broad diversification across a number of investment sectors in our search for municipal securities that have the potential to offer a high yield as well as relative price stability.

-------------
6 Please note that a portion of the distributions from the Fund may be subject to the Alternative Minimum Tax ("AMT") and subject to Federal income tax.

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

====================================== * =======================================

      With the bond markets likely to remain volatile, we continue to favor an "ease into the market" approach. We tend to favor longer intermediate maturities, where most of the benefits of the steep positive slope of the municipal yield curve(7) can be obtained.

      Thank you for your investment in the Municipal High Income Fund Inc. We look forward to continuing to help you pursue your financial goals in the future.

Sincerely,


/s/ Heath B. McLendon                             /s/ Peter M. Coffey

Heath B. McLendon                                 Peter M. Coffey
Chairman                                          Vice President and
                                                  Investment Officer

August 22, 2000

-------------
7 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

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

====================================== * =======================================

--------------------------------------------------------------------------------
Take Advantage of the Fund's Dividend Reinvestment Plan!

Did you know that Fund investors who reinvest their dividends are taking advantage of one of the most effective wealth-building tools available today? Systematic investments put time to work for you through the strength of compounding.

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan ("Plan"), a convenient, simple and efficient way to reinvest your dividends and capital gains, if any, in additional shares of the Fund. A more complete description of the Plan begins on page 26. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or higher than 98% of the net asset value ("NAV") per share on the date of valuation, you will be issued shares for the equivalent of either 98% of the most recently determined NAV per share or 95% of the market price, whichever is greater.

If 98% of the NAV per share at the time of valuation is greater than the market price of the common stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, the Fund will buy common stock for your account in the open market or on the New York Stock Exchange.

If the Fund begins to purchase additional shares in the open market and the market price of the shares subsequently rises above 98% of the NAV before the purchases are completed, the Fund will attempt to cancel any remaining orders and issue the remaining dividend or distribution in shares at 98% of the Fund's NAV per share. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

To find out more detailed information about the Plan and about how you can participate, please call PFPC Global Fund Services at (800) 331-1710.
--------------------------------------------------------------------------------

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

                                                 Municipal High Income Fund Inc.
                                             Schedule of Investments (unaudited)
                                                                   July 31, 2000
*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
Alabama -- 4.2%
 $        55,000   AA-      Alabama HFA, Single-Family Housing Revenue,
                               10.500% due 12/1/02 .............................................   $     56,994
       4,000,000   BBB      Butler, AL IDB, Solid Waste Disposal Revenue, (James River
                               Corp. Project), 8.000% due 9/1/28 (b) ...........................      4,315,000
         615,000   NR       Capstone Improvement District, Brookwood AL,
                               7.700% due 8/15/23 ..............................................        591,169
       1,000,000   AAA      Jefferson, AL Sewer Revenue, Series A, FGIC-Insured,
                               5.000% due 2/1/33 ...............................................        890,000
       1,000,000   CCC      Mobile, AL IDB, Solid Waste Disposal Revenue, (Mobile
                               Energy Services Co. Project), 6.950% due 1/1/20 .................        440,000
       1,000,000   AAA      West Jefferson, AL Amusement & Public Park Authority
                               Revenue, (Visionland Project), (Pre-Refunded -- Escrowed
                               with U.S. government securities to 12/1/06 Call @ 102),
                               8.000% due 12/1/26 ..............................................      1,188,750
                                                                                                   ------------
                                                                                                      7,481,913
                                                                                                   ------------
Arizona -- 2.6%
       1,750,000   B+       Gila County, AZ IDA Revenue, ASARCO Inc.,
                               5.550% due 1/1/27 ...............................................      1,380,312
                            Maricopa, AZ IDA, Multi-Family Housing Revenue:
         500,000   NR         Avalon Apartment Projects, Series C, 10.000% due 4/1/30 ..........        505,000
       1,000,000   NR         Gran Victoria Housing LLC Project, Series B,
                                 10.000% due 5/1/31 ............................................      1,003,750
       1,850,000   NR       Phoenix, AZ IDA, Multi-Family Housing Revenue, (Ventana
                               Palms Apartments Project), Series B, 8.000% due 10/1/34 .........      1,819,938
                                                                                                   ------------
                                                                                                      4,709,000
                                                                                                   ------------
Arkansas -- 0.6%
       1,000,000   BBB-     Arkansas State Development Finance Authority, Hospital
                               Revenue, Washington Regional Medical Center,
                               7.375% due 2/1/29 ...............................................        985,000
                                                                                                   ------------
California -- 1.9%
       1,500,000   NR       Barona, CA Band of Mission Indians, 8.250% due 1/1/20 ..............      1,535,625
       1,865,000   Ba2*     Vallejo, CA Certificates of Participation, Touro University,
                               7.375% due 6/1/29 ...............................................      1,874,325
                                                                                                   ------------
                                                                                                      3,409,950
                                                                                                   ------------
Colorado -- 3.2%
       2,000,000   NR       Colorado Health Facilities Authority Revenue, (Beth Israel
                               at Shalom Park Project), 7.250% due 12/15/25 ....................      2,005,000
                            Denver, CO City & County Airport Revenue, Series A:
       1,505,000   A           8.500% due 11/15/23 (b) .........................................      1,547,772
       1,175,000   A           8.000% due 11/15/25 (b) .........................................      1,214,656

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000
*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
Colorado -- 3.2% (continued)
 $     1,000,000   NR       Highline Business Improvement District, Littleton CO,
                               Series B,8.750% due 12/15/19 ....................................   $  1,005,000
                                                                                                   ------------
                                                                                                      5,772,428
                                                                                                   ------------
Connecticut -- 1.9%
                            Connecticut State Development Authority:
       1,735,000   NR         Aquarium Project Revenue, (Mystic Marinelife Aquarium
                                 Project), Series A, 7.000% due 12/1/27 ........................      1,748,012
       1,475,000   NR         Health Care Revenue, (Independent Living Project),
                                 (Pre-Refunded -- Escrowed with state & local
                                 government securities to 7/1/03 Call @ 102),
                                 Series B, 8.000% due 7/1/17 ...................................      1,615,125
                                                                                                   ------------
                                                                                                      3,363,137
                                                                                                   ------------
Delaware -- 0.5%
       1,000,000   NR       Sussex County, DE Assisted Living Facility Revenue,
                               (Heritage at Milford Project), 7.250% due 7/1/29 ................        918,750
                                                                                                   ------------
Florida -- 4.1%
       2,000,000   NR       Florida Housing Finance Corp., Multi-Family Housing
                               Revenue, (Whistlers Cove Apartment Project),
                               6.500% due 1/1/39 (b) ...........................................      1,870,000
       2,750,000   NR       Hillsborough County, FL IDA Revenue, (Lakeshore Villas
                               Project), Series A, 6.750% due 7/1/29 ...........................      2,485,312
         875,000   NR       Homestead, FL IDR, Community Rehabilitation Providers
                               Program, Series A, 7.950% due 11/1/18 ...........................        907,813
       2,000,000   BBB-     Martin County, FL IDA, IDR, (Indiantown Cogeneration
                               Project), Series A, 7.875% due 12/15/25 (b) .....................      2,017,500
                                                                                                   ------------
                                                                                                      7,280,625
                                                                                                   ------------
Georgia -- 4.1%
       1,500,000   NR       Atlanta, GA Urban Residential Finance Authority, Multi-Family
                               Housing Revenue, Park Place Apartments, Series A,
                               6.750% due 3/1/31 ...............................................      1,389,375
       2,000,000   NR       Clayton County, GA Development Authority Revenue, Senior
                               Care Group Inc., (Bayberry Project), Series A,
                               6.750% due 7/1/29 ...............................................      1,742,500
       1,000,000   NR       Forsyth County, GA Hospital Authority, Revenue Anticipation
                               Certificates, (Baptist Health Care System Project),
                               6.375% due 10/1/28 ..............................................        828,750
       1,000,000   NR       Gainesville & Hall County, GA Development Authority
                               Revenue, Senior Living Facility, Lanier Village, Series C,
                               7.250% due 11/15/29 .............................................        962,500

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000

*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
Georgia -- 4.1% (continued)
 $     1,435,000   NR       Savannah, GA EDA Revenue, Marshview Inn, Series A,
                               7.125% due 7/1/29 ...............................................   $  1,325,581
       1,000,000   NR       Walton County, GA IDA, IDR, (Walton Manufacturing Co.
                               Project), 8.500% due 9/1/07 .....................................      1,065,000
                                                                                                   ------------
                                                                                                      7,313,706
                                                                                                   ------------
Illinois -- 1.5%
       6,750,000   AAA      Chicago, IL Board of Education, Capital Appreciation GO,
                               (School Reform Project), Series B-1, FGIC-Insured,
                               zero coupon bond to yield 5.214% due 12/1/31 ....................      1,063,125
       2,000,000   A-       Illinois Development Finance Authority, Hospital Revenue,
                               Adventist Health System/Sunbelt Obligation Group,
                               5.500% due 11/15/29 .............................................      1,595,000
                                                                                                   ------------
                                                                                                      2,658,125
                                                                                                   ------------
Indiana -- 2.4%
       2,500,000   BB       East Chicago, IN PCR, (Inland Steel Co. Project No. 10),
                               6.800% due 6/1/13 ...............................................      2,409,375
       1,000,000   B+       Indiana State Development Finance Authority, PCR,
                               (Inland Steel Co. Project No. 13), 7.250% due 11/1/11 (b) .......        975,000
       1,000,000   NR       Indianapolis, IN Multi-Family Revenue, (Lake Nora Fox Club
                               Project), Series B, 7.500% due 10/1/29 ..........................        963,750
                                                                                                   ------------
                                                                                                      4,348,125
                                                                                                   ------------
Kentucky -- 2.1%
       2,310,000   NR       Jefferson County, KY Student Housing Individual Building
                               Revenue, Collegiate Housing Foundation, Series A,
                               7.000% due 9/1/19 ...............................................      2,249,362
       1,500,000   BBB-     Kenton County, KY Airport Board Revenue, (Delta Airlines
                               Project), Series A, 7.500% due 2/1/20 (b) .......................      1,545,000
                                                                                                   ------------
                                                                                                      3,794,362
                                                                                                   ------------
Louisiana -- 4.9%
       1,200,000   A3*      Lake Charles, LA Harbor & Terminal District, Port Facilities
                               Revenue, (Trunkline LNG Co. Project), 7.750% due 8/15/22 ........      1,282,500
       2,000,000   NR       Louisiana Local Government Environmental Facilities,
                               Community Development Authority Revenue,
                               St. James Place, Series A, 8.000% due 11/1/25 ...................      2,002,500
                            Port of New Orleans, LA IDR:
                              Avondale Industries, Inc. Project:
       1,195,000   NR           8.250% due 6/1/04 ..............................................      1,272,675
       2,900,000   NR           8.500% due 6/1/14 ..............................................      3,157,375
       1,000,000   CC         Continental Grain Co. Project, 7.500% due 7/1/13 .................        998,750
                                                                                                   ------------
                                                                                                      8,713,800
                                                                                                   ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000

*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
Maine -- 0.0%
                            Maine State Housing Authority, Mortgage Purchase Revenue:
 $        15,000   AA         Series C-2, 7.000% due 11/15/32 (b) ..............................   $     15,563
          20,000   AA         Series D-1, 8.300% due 11/15/28 (b) ..............................         20,067
                                                                                                   ------------
                                                                                                         35,630
                                                                                                   ------------
Maryland -- 1.7%
       3,000,000   NR       Maryland State Economic Development Corporate Revenue,
                               Chesapeake Bay, Series A, 7.730% due 12/1/27 ....................      3,030,000
                                                                                                   ------------
Massachusetts -- 11.1%
       1,000,000   NR       Boston, MA Industrial Development Financing Authority
                               Revenue, (Roundhouse Hospitality LLC Project),
                               7.875% due 3/1/25 (b) ...........................................        998,750
       1,000,000   Aa2*     Foxborough, MA Stadium, Infrastructure Improvement,
                               5.750% due 6/1/25 ...............................................      1,005,000
         975,000   NR       Massachusetts State Development Finance Agency Revenue,
                               Alliance Health Care Facility, Series A, 7.100% due 7/1/32 ......        899,437
                            Massachusetts State Health & Educational Facilities
                               Authority Revenue:
       1,000,000   AAA          Beth Israel Deaconess Medical Center, Series G-4,
                                   AMBAC-Insured, Variable Rate INFLOS,
                                   7.508% due 7/1/25 (c) .......................................      1,000,000
       1,000,000   BBB          Caritas Christi Obligation Group, Series A,
                                   5.625% due 7/1/20 ...........................................        820,000
       1,250,000   Ba2*         Saint Memorial Medical Center Project, Series A,
                                   6.000% due 10/1/23 ..........................................        982,812
       1,840,000   A+       Massachusetts State HFA, Single-Family Housing Revenue,
                                Series 38, 7.200% due 12/1/26 (b) ..............................      1,929,700
                            Massachusetts State Industrial Finance Agency Revenue:
       2,000,000   NR         Assisted Living Facility, (Marina Bay LLC Project),
                                 7.500% due 12/1/27 (b) ........................................      1,982,500
                              Chestnut Knoll Project, Series A:
       2,250,000   NR           5.500% due 2/15/18 .............................................      1,819,687
         500,000   NR           5.625% due 2/15/25 .............................................        392,500
                              Resource Recovery, (SEMASS Partnership Project):
       1,700,000   NR           Series A, 9.000% due 7/1/15 ....................................      1,797,733
       5,740,000   NR           Series B, 9.250% due 7/1/15 (b) ................................      6,077,282
                                                                                                   ------------
                                                                                                     19,705,401
                                                                                                   ------------
Michigan -- 3.4%
       2,000,000   BB-      Detroit, MI Local Development Finance Authority,
                               Tax Increment, Series A, 5.500% due 5/1/21 ......................      1,782,500

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000

*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
Michigan -- 3.4% (continued)
                            Garden City, MI Hospital Finance Authority, Hospital
                               Revenue, Garden City Hospital Obligation Group,
                               Series A:
 $     2,000,000   Ba3*         5.625% due 9/1/10 ..............................................   $  1,717,500
       1,000,000   Ba3*         5.750% due 9/1/17 ..............................................        811,250
       2,000,000   NR       Michigan State Strategic Fund, Resource Recovery Limited
                               Obligation Revenue, Central Wayne Energy Recovery LP,
                               Series A, 6.900% due 7/1/19 (b) .................................      1,817,500
                                                                                                   ------------
                                                                                                      6,128,750
                                                                                                   ------------
Minnesota -- 1.0%
       2,000,000   NR       Sartell, MN Health Care & Housing Facilities Revenue,
                               (Foundation for Healthcare Project), Series A,
                               6.500% due 9/1/16 ...............................................      1,792,500
                                                                                                   ------------
Montana -- 2.4%
       4,530,000   NR       Montana State Board of Investment Resource Recovery
                               Revenue, (Yellowstone Energy LP Project),
                               7.000% due 12/31/19 (b) .........................................      4,320,488
                                                                                                   ------------
New Hampshire -- 0.8%
       1,000,000   BBB-     New Hampshire Higher Educational & Health Facilities
                               Authority Revenue, New Hampshire College,
                               6.375% due 1/1/27 ...............................................        948,750
         500,000   BBB-     New Hampshire State Business Finance Authority PCR,
                               (Public Service Co. of New Hampshire), Series D,
                               Remarketed 5/1/98, 6.000% due 5/1/21 (b) ........................        458,750
                                                                                                   ------------
                                                                                                      1,407,500
                                                                                                   ------------
New Jersey -- 6.0%
       3,000,000   B1*      Camden County, NJ Improvement Authority Revenue, (Health
                               Care Redevelopment Project -- Cooper Health System),
                               5.875% due 2/15/15 ..............................................      2,160,000
       1,000,000   NR       New Jersey EDA, Healthcare Facility Revenue, (Sayreville
                               Senior Living Project), Series A, 6.375% due 4/1/29 .............        841,250
                            New Jersey Health Care Facilities Financing Authority Revenue:
                              Palisades Medical Center Obligation Group:
         735,000   Baa3*        7.600% due 7/1/21 ..............................................        738,675
       1,150,000   Aaa*         Pre-Refunded -- Escrowed with U.S. government
                                   securities to 7/1/02 Call @ 102, 7.600% due 7/1/21 ..........      1,234,813
       2,000,000   NR         Raritan Bay Medical Center, 7.250% due 7/1/27 ....................      1,780,000
       3,000,000   BBB-       Trinitas Hospital Obligation Group, 7.500% due 7/1/30 ............      3,003,750
         900,000   NR       New Jersey State Educational Facilities Authority Revenue,
                               Fairleigh Dickinson University, Series C, 6.625% due 7/1/23 .....        895,500
                                                                                                   ------------
                                                                                                     10,653,988
                                                                                                   ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000
*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
New Mexico -- 0.3%
 $       510,000   AAA      New Mexico Mortgage Finance Authority, Single-Family
                               Mortgage Program, Series B, FHA-Insured,
                               8.300% due 3/1/20 (b) ...........................................   $    530,400
                                                                                                   ------------
New York -- 2.8%
       1,900,000   NR       Monroe County, NY IDR Agency, (Empire Sports Project),
                               Series A, 6.250% due 3/1/28 .....................................      1,581,750
       1,500,000   NR       New York City, NY IDA, Civic Facility Revenue,
                               7.500% due 8/1/26 ...............................................      1,501,875
                            Suffolk County, NY Industrial Development Agency, Civic
                               Facility Revenue, Southampton Hospital Association:
       1,000,000   NR           Series A, 7.250% due 1/1/20 ....................................        930,000
       1,000,000   NR           Series B, 7.625% due 1/1/30 ....................................        951,250
                                                                                                   ------------
                                                                                                      4,964,875
                                                                                                   ------------
North Carolina -- 2.6%
       2,300,000   NR       Charlotte, NC Special Facilities Revenue, Charlotte/Douglas
                               International Airport, 5.600% due 7/1/27 (b) ....................      1,791,125
                            North Carolina Medical Care Commission:
                               Health Care Facilities Revenue, First Mortgage,
                                (DePaul Community Facilities Project):
       1,440,000   NR             6.125% due 1/1/28 ............................................      1,186,200
       1,000,000   NR             7.625% due 11/1/29 ...........................................        963,750
         800,000   Baa1*      Hospital Revenue, Halifax Regional Medical Center Inc.,
                                 5.000% due 8/15/24 ............................................        604,000
                                                                                                   ------------
                                                                                                      4,545,075
                                                                                                   ------------
Ohio -- 2.1%
       1,500,000   BBB      Cuyahoga County, OH Hospital Facilities Revenue,
                               (Canton Inc. Project), 7.500% due 1/1/30 ........................      1,503,750
                            Montgomery County, OH Health Systems Revenue, Series B-1:
       1,035,000   AAA        Pre-Refunded -- Escrowed with state & local government
                                 securities to 7/1/06 Call @ 102, 8.100% due 7/1/18 ............      1,222,594
         465,000   AAA        Unrefunded, 8.100% due 7/1/18 ....................................        531,844
       1,250,000   NR       Ohio State Solid Waste Revenue, Republic Engineered
                               Steels Inc., 9.000% due 6/1/21 (b) ..............................        456,250
                                                                                                   ------------
                                                                                                      3,714,438
                                                                                                   ------------
Oklahoma -- 0.8%
       2,000,000   BB+      Oklahoma Development Finance Authority Revenue, Hillcrest
                               Healthcare System, Series A, 5.625% due 8/15/29 .................      1,445,000
                                                                                                   ------------
Oregon -- 1.0%
       2,000,000   NR       Washington County, OR Housing Authority Revenue, Affordable
                               Housing Pool, Series A, 6.125% due 7/1/29 .......................      1,782,500
                                                                                                   ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000

*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
Pennsylvania -- 11.0%
 $     2,200,000   B        Allegheny County, PA IDA, Airport Special Facilities Revenue,
                               (USAir Inc. Project), Series B, 8.500% due 3/1/21 (b) ...........   $  2,244,000
                            Beaver County, PA IDA, PCR:
       1,500,000   BB+        Cleveland Electric Illuminating Co. Project,
                                 7.625% due 5/1/25 .............................................      1,586,250
       2,000,000   BB+        Toledo Edison Co. Project, 7.625% due 5/1/20 .....................      2,132,500
       3,000,000   NR       Dauphin County, PA General Authority Revenue, Hotel &
                               Conference Center, Hyatt Regency, 6.200% due 1/1/29 .............      2,703,750
       2,500,000   A        Luzerne County, PA IDA, Exempt Facilities Revenue,
                               (Pennsylvania Gas & Water Co. Project), Series B,
                               7.125% due 12/1/22 (b) ..........................................      2,631,250
       2,840,000   NR       Montgomery County, PA Higher Education & Health
                               Authority Revenue, Temple Continuing Care Center,
                               6.625% due 7/1/19 ...............................................      2,527,600
         365,000   NR       Northumberland County, PA IDA, IDR, (Beverly Enterprises Inc.
                               Project), 6.875% due 2/1/03 .....................................        365,091
       1,000,000   NR       Philadelphia, PA Authority for Industrial Development Revenue,
                               (Host Marriott LP Project), Remarketed 10/31/95,
                               7.750% due 12/1/17 (b) ..........................................      1,056,250
                            Scranton-Lackawanna, PA Health & Welfare Authority Revenue,
                              (Moses Taylor Hospital Project):
       1,905,000   BBB-         6.150% due 7/1/14 ..............................................      1,695,450
       3,050,000   BBB-         6.250% due 7/1/20 ..............................................      2,634,438
                                                                                                   ------------
                                                                                                     19,576,579
                                                                                                   ------------
Puerto Rico -- 0.9%
       1,750,000   BBB-     Puerto Rico Industrial Tourist Educational, Medical &
                               Environmental Control Facilities, (Mennonite General
                               Hospital Project), Series A, 5.625% due 7/1/27 ..................      1,415,313
         200,000   BBB-     Puerto Rico Ports Authority Revenue, American Airlines,
                               Series A, 6.250% due 6/1/26 .....................................        199,250
                                                                                                   ------------
                                                                                                      1,614,563
                                                                                                   ------------
South Carolina -- 2.2%
                            Connector 2000 Association Inc., SC Toll Road Revenue:
                               Series B:
       3,100,000   BBB-         Zero coupon bond to yield 7.956% due 1/1/27 ....................        418,500
       7,750,000   BBB-         Zero coupon bond to yield 8.150% due 1/1/34 ....................        620,000
       2,000,000   BBB-       Southern Connector Project, Series A, 5.375% due 1/1/38 ..........      1,455,000
         685,000   NR       Florence County, SC IDR, Stone Container Corp.,
                               7.375% due 2/1/07 ...............................................        687,569
         705,000   NR       McCormick County, SC COP, 9.750% due 7/1/09 ........................        716,456
                                                                                                   ------------
                                                                                                      3,897,525
                                                                                                   ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000

*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
South Dakota -- 1.0%
 $     1,775,000   NR       Oglala Sioux Tribe, SD Pine Ridge County, Revenue Bonds,
                               7.500% due 7/1/13 ...............................................   $  1,777,751
                                                                                                   ------------
Tennessee -- 0.7%
       1,415,000   NR       Shelby County, TN Health, Educational & Housing Facilities
                               Board Revenue, Multi-Family Housing, (Hedgerow
                               Apartments Project), 6.875% due 7/1/36 ..........................      1,305,338
                                                                                                   ------------
Texas -- 8.1%
         590,000   A2*      El Paso, TX Housing Finance Corp., Single-Family Mortgage
                               Revenue, Series A, FHA/VA-Insured, 8.750% due 10/1/11 ...........        643,100
       2,000,000   Ba2*     El Paso, TX International Airport Revenue, Special Facilities,
                               (Marriott Corp. Project), 7.750% due 3/1/12 .....................      2,055,000
       3,000,000   Ba1*     Houston, TX Airport Systems Revenue, Special Facilities,
                               Continental Airlines Inc., Series C, 6.125% due 7/15/27 (b) .....      2,602,500
      10,000,000   AAA      Houston, TX Water & Sewer System Revenue, Series A,
                               FSA-Insured, zero-coupon due 12/1/28 ............................      1,912,500
                            Northgate Crossing, TX Municipal Utility:
       1,000,000   CCC++      District No. 1, GO, 8.875% due 12/1/13 ...........................        975,000
       1,000,000   CCC++      District No. 2, Special Tax Revenue, 8.875% due 12/1/13 ..........      1,014,240
                            Sam Rayburn, TX Municipal Power Agency:
                            Series A:
       2,645,000   BB           6.750% due 10/1/14 .............................................      2,621,856
       1,500,000   BB           6.250% due 10/1/17 .............................................      1,449,375
       1,165,000   BB       Series B, 6.125% due 10/1/13 .......................................      1,125,681
                                                                                                   ------------
                                                                                                     14,399,252
                                                                                                   ------------
Utah -- 2.0%
       1,675,000   NR       Hurricane, UT Health Facilities Development Revenue,
                               (Mission Health Services Project), 10.500% due 7/1/20 ...........      1,743,608
       2,000,000   NR       Utah State HFA Revenue, (RHA Community Services
                               of Utah Inc. Project), Series A, 6.875% due 7/1/27 ..............      1,900,000
                                                                                                   ------------
                                                                                                      3,643,608
                                                                                                   ------------
Virginia -- 2.1%
         600,000   NR       Alexandria, VA Redevelopment & Housing Authority,
                               Multi-Family Housing Revenue, (Parkwood Court
                               Apartments Project), Series C, 8.125% due 4/1/30 ................        603,000
       1,000,000   NR       Fairfax County, VA EDA Revenue, Retirement Community,
                               Greenspring Village Inc., Series A, 7.500% due 10/1/29 ..........        962,500
      23,400,000   BBB-     Pocahontas Parkway Association, VA Toll Road Revenue,
                               Series B, zero coupon bond to yield 7.438% due 8/15/34 ..........      2,135,250
                                                                                                   ------------
                                                                                                      3,700,750
                                                                                                   ------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                 Schedule of Investments (unaudited) (continued)
                                                                   July 31, 2000

*
================================================================================

      FACE
     AMOUNT       RATING(a)                                 SECURITY                                   VALUE
===============================================================================================================
West Virginia -- 0.6%
 $     1,000,000   NR       West Virginia Economic Development Authority Revenue,
                               (Stonewall Jackson Project), Series B, 8.000% due 4/1/30 ........   $    996,250
                                                                                                   ------------
Wisconsin -- 1.4%
                            Wisconsin State Health & Educational Facilities
                               Authority Revenue:
       1,060,000   BBB+         Aurora Health Care Inc., Series A, 5.600% due 2/15/29 ..........        854,625
       1,770,000   NR           Benchmark Healthcare of Green Bay Inc. Project,
                                 Series A, 7.750% due 5/1/27 ...................................      1,641,675
                                                                                                   ------------
                                                                                                      2,496,300
                                                                                                   ------------
                            TOTAL INVESTMENTS -- 100%
                            (Cost -- $185,101,661**) ...........................................   $178,213,382
                                                                                                   ============

-------------
(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc., or those identified by a double dagger (++), which are rated by Fitch IBCA, Inc.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.
** Aggregate cost for Federal income tax purposes is substantially the same. See pages 15 through 17 for definitions of ratings and certain security descriptions.

                                  Summary of Municipal Bonds by Combined Ratings
                                                       July 31, 2000 (unaudited)

================================================================================
                                      Standard &             Percent of
        Moody's        and/or           Poor's            Total Investments
--------------------------------------------------------------------------------

          Aaa                             AAA                   5.4%
          Aa                              AA                    0.6
           A                               A                    6.1
          Baa                             BBB                  15.9
          Ba                              BB                   13.8
           B                               B                    3.8
          Caa                             CCC                   1.4*
          Ca                              CC                    0.5
          NR                              NR                   52.5
                                                              -----
                                                              100.0%
                                                              =====
--------------------------------------------------------------------------------

*     1.1% was rated by Fitch IBCA, Inc.

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                                        Bond Ratings (unaudited)
*
================================================================================

The definitions of the applicable ratings symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA         -- Bonds rated "AAA" have the highest rating assigned by Standard
               & Poor's. Capacity to pay interest and repay principal is
               extremely strong.
AA          -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A           -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB         -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
               conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B       -- Bonds rated "BB" and "B" are regarded, on balance, as
CCC and CC     predominantly speculative and with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of speculation than "B", and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa         -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa          -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A           -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

                                                 Municipal High Income Fund Inc.
                                            Bond Ratings (unaudited) (continued)
*
================================================================================

Baa         -- Bonds rated "Baa" are considered as medium grade obligations,
               i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba          -- Bonds rated "Ba" are judged to have speculative elements;
               their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B           -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over many long period of time may be small.

Fitch IBCA, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) sign or minus (-) to show relative standings with the major ratings categories.

BBB         -- Bonds rated "BBB" by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

CCC, CC, C  -- Default on bonds rated "CCC", "CC", and "C" by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated "CC" appears probable, a "C" rating indicates imminent default.

NR          -- Indicates that the bond is not rated by Standard & Poor's,
               Moody's or Fitch.

                                             Short-Term Bond Ratings (unaudited)
================================================================================

A-1         -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1      -- Moody's highest rating for issues having a demand feature --
               VRDO.

                                                 Municipal High Income Fund Inc.
                                               Security Descriptions (unaudited)

*
================================================================================

ABAG      -- Association of Bay Area Governments
AIG       -- American International Guaranty
AMBAC     -- American Municipal Bond
               Assurance Corporation
BAN       -- Bond Anticipation Notes
BIG       -- Bond Investors Guaranty
CGIC      -- Capital Guaranty Insurance Company
CHFCLI    -- California Health Facility
               Construction Loan Insurance
CONNIE    -- College Construction Loan
LEE            Insurance Association
COP       -- Certificate of Participation
EDA       -- Economic Development Authority
ETM       -- Escrowed to Maturity
FGIC      -- Financial Guaranty Insurance Company
FHA       -- Federal Housing Administration
FHLMC     -- Federal Home Loan Mortgage
               Corporation
FLAIRS    -- Floating Adjustable Interest Rate
               Securities
FNMA      -- Federal National Mortgage Association
FRTC      -- Floating Rate Trust Certificates
FSA       -- Financing Security Assurance
GIC       -- Guaranteed Investment Contract
GNMA      -- Government National Mortgage
               Association
GO        -- General Obligation
HDC       -- Housing Development Corporation
HFA       -- Housing Finance Authority
IDA       -- Industrial Development
               Authority
IDB       -- Industrial Development Board
IDR       -- Industrial Development Revenue
INFLOS    -- Inverse Floaters
ISD       -- Independent School District
LOC       -- Letter of Credit
MBIA      -- Municipal Bond Investors
               Assurance Corporation
MVRICS    -- Municipal Variable Rate Inverse
               Coupon Security
PCR       -- Pollution Control Revenue
PSFG      -- Permanent School Fund
               Guaranty
RAN       -- Revenue Anticipation Notes
RIBS      -- Residual Interest Bonds
RITES     -- Residual Interest
               Tax-Exempt Securities
SYCC      -- Structured Yield Curve
               Certificate
TAN       -- Tax Anticipation Notes
TECP      -- Tax-Exempt Commercial Paper
TOB       -- Tender Option Bonds
TRAN      -- Tax and Revenue Anticipation
               Notes
VA        -- Veterans Administration
VRWE      -- Variable Rate Wednesday
               Demand

                                                 Municipal High Income Fund Inc.
                                 Statement of Assets and Liabilities (unaudited)
                                                                   July 31, 2000

*
================================================================================

ASSETS:
    Investments, at value (Cost -- $185,101,661) ..............   $ 178,213,382
    Interest receivable .......................................       2,764,973
    Prepaid registration fees .................................           5,146
                                                                  -------------
    Total Assets ..............................................     180,983,501
                                                                  -------------

LIABILITIES:
    Payable to bank ...........................................         573,439
    Dividends payable .........................................         221,540
    Investment advisory fees payable ..........................          63,194
    Administration fees payable ...............................          31,336
    Accrued expenses ..........................................          60,983
                                                                  -------------
    Total Liabilities .........................................         950,492
                                                                  -------------
Total Net Assets ..............................................   $ 180,033,009
                                                                  =============

NET ASSETS:
    Par value of capital shares ...............................   $     204,551
    Capital paid in excess of par value .......................     189,974,124
    Undistributed net investment income .......................           6,466
    Accumulated net realized loss from security transactions ..      (3,263,853)
    Net unrealized depreciation of investments ................      (6,888,279)
                                                                  -------------
Total Net Assets ..............................................    $180,033,009
                                                                  =============
Shares Outstanding ............................................      20,455,083
                                                                  -------------
Net Asset Value ...............................................           $8.80
                                                                  -------------

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Statement of Operations (unaudited)
                                         For the Nine Months Ended July 31, 2000
*
================================================================================

INVESTMENT INCOME:
    Interest ..................................................    $ 10,075,304
                                                                   ------------

EXPENSES:
    Investment advisory fees (Note 3) .........................         542,943
    Administration fees (Note 3) ..............................         271,472
    Audit and legal ...........................................          46,641
    Directors' fees ...........................................          22,883
    Shareholder communications ................................          21,313
    Registration fees .........................................          16,792
    Shareholder and system servicing fees .....................          11,593
    Pricing service fees ......................................          11,018
    Custody ...................................................           6,787
    Other .....................................................           9,758
                                                                   ------------
    Total Expenses ............................................         961,200
                                                                   ------------
Net Investment Income .........................................       9,114,104
                                                                   ------------

REALIZED AND UNREALIZED LOSS
ON INVESTMENTS (NOTE 4):
    Realized Loss From Security Transactions
    (excluding short-term securities):
      Proceeds from sales .....................................      38,623,747
      Cost of securities sold .................................      39,028,119
                                                                   ------------
    Net Realized Loss .........................................        (404,372)
                                                                   ------------

    Change in Net Unrealized Depreciation of Investments:
      Beginning of period .....................................      (3,055,104)
      End of period ...........................................      (6,888,279)
                                                                   ------------
    Increase in Net Unrealized Depreciation ...................      (3,833,175)
                                                                   ------------
Net Loss on Investments .......................................      (4,237,547)
                                                                   ------------
Increase in Net Assets From Operations ........................    $  4,876,557
                                                                   ============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                             Statements of Changes in Net Assets
                             For the Nine Months Ended July 31, 2000 (unaudited)
                                             and the Year Ended October 31, 1999
*
================================================================================

                                                   2000            1999
                                              -------------    -------------
Operations:

    Net investment income .................   $   9,114,104    $  11,804,409
    Net realized loss .....................        (404,372)        (834,124)
    Increase in net unrealized depreciation      (3,833,175)     (14,779,115)
                                              -------------    -------------
    Increase (Decrease) in Net Assets
       From Operations ....................       4,876,557       (3,808,830)
                                              -------------    -------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
    Net investment income .................      (8,928,650)     (11,918,813)
                                              -------------    -------------
    Decrease in Net Assets From
       Distributions to Shareholders ......      (8,928,650)     (11,918,813)
                                              -------------    -------------

FUND SHARE TRANSACTIONS (NOTE 6):
    Net asset value of shares issued for
       reinvestment of dividends ..........              --        1,868,671
                                              -------------    -------------
    Increase in Net Assets From
       Fund Share Transactions ............              --        1,868,671
                                              -------------    -------------
Decrease in Net Assets ....................      (4,052,093)     (13,858,972)

NET ASSETS:
    Beginning of period ...................     184,085,102      197,944,074
                                              -------------    -------------
    End of period* ........................    $180,033,009     $184,085,102
                                              =============    =============

* Includes undistributed (overdistributed)
     net investment income of .............          $6,466        $(178,988)
                                              =============    =============

                       See Notes to Financial Statements.

                                                 Municipal High Income Fund Inc.
                                       Notes to Financial Statements (unaudited)
*
================================================================================

      1.    Significant Accounting Policies

      Municipal High Income Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net realized gains and net assets were not affected by this change; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      2.    Exempt-Interest Dividends and Other Distributions

      The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax, to retain such tax-exempt status when distributed to the shareholders of the Fund.

      Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

      3. Investment Advisory Agreement, Administration Agreement and Other Transactions

      SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., acts as investment advisor to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.40% of the average daily net assets. SSBC also acts as the administrator of the Fund for which it receives a fee

                                                 Municipal High Income Fund Inc.
                           Notes to Financial Statements (unaudited) (continued)
*
================================================================================

calculated at an annual rate of 0.20% of the average daily net assets. These fees are calculated daily and paid monthly.

      All officers and one Director of the Fund are employees of Salomon Smith Barney Inc., another subsidiary of SSBH.

      4. Investments

      During the nine months ended July 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases ..............................................             $45,783,177
                                                                     ===========
Sales ..................................................             $38,623,747
                                                                     ===========

      At July 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation ..........................           $  3,586,262
Gross unrealized depreciation ..........................            (10,474,541)
                                                                   ------------
Net unrealized depreciation ............................           $ (6,888,279)
                                                                   ============

      5. Capital Loss Carryforwards

      At October 31, 1999, the Fund had, for Federal income tax purposes, approximately $2,858,500 of capital loss carryforwards available to offset future capital gains. To the extent that these capital loss carryforwards are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on October 31 of the year indicated:

                           2002         2003       2004       2005        2007
================================================================================
Carryforward Amounts    $1,197,000   $270,000   $205,000    $400,000    $786,500
================================================================================

      6. Capital Shares

      At July 31, 2000, the Fund had 500,000,000 shares of capital stock authorized with a par value of $0.01 per share.

      Capital stock transactions during the period were as follows:

                                              Nine Months Ended            Year Ended
                                                July 31, 2000           October 31, 1999
                                          -----------------------   -----------------------
                                            Shares       Amount       Shares       Amount
                                          ----------   ----------   ----------   ----------
Shares issued on reinvestment .........           --           --      196,443   $1,868,671
                                          ==========   ==========   ==========   ==========

                                                 Municipal High Income Fund Inc.
                                                            Financial Highlights
*
================================================================================

For a share of capital stock outstanding throughout each year ended October 31, except where noted:

                                    2000(1)             1999             1998            1997             1996             1995
                                    -------             ----             ----            ----             ----             ----
Net Asset Value,
  Beginning of Period ........   $       9.00      $       9.77     $       9.76     $       9.53     $       9.51     $       8.98
                                 ------------      ------------     ------------     ------------     ------------     ------------

Income (Loss) From Operations:
  Net investment income ......           0.45              0.58             0.60             0.61             0.63             0.64
  Net realized and
       unrealized gain (loss).          (0.21)            (0.76)            0.03             0.24               --             0.54
                                 ------------      ------------     ------------     ------------     ------------     ------------
Total Income (Loss)
  From Operations ............           0.24             (0.18)            0.63             0.85             0.63             1.18
                                 ------------      ------------     ------------     ------------     ------------     ------------

Less Distributions From:
  Net investment income ......          (0.44)            (0.59)           (0.61)           (0.62)           (0.61)           (0.65)
  In excess of net
       investment income .....             --                --            (0.01)              --               --               --
                                 ------------      ------------     ------------     ------------     ------------     ------------

Total Distributions ..........          (0.44)            (0.59)           (0.62)           (0.62)           (0.61)           (0.65)
                                 ------------      ------------     ------------     ------------     ------------     ------------
Net Asset Value,
  End of Period ..............   $       8.80      $       9.00     $       9.77     $       9.76     $       9.53     $       9.51
                                 ------------      ------------     ------------     ------------     ------------     ------------
Total Return,
  Based on Market Value ......           7.50%++         (15.76)%           9.34%           17.22%           10.22%           14.17%
                                 ------------      ------------     ------------     ------------     ------------     ------------

Total Return,
  Based on Net Asset Value ...           3.43%++          (1.79)%           6.75%            9.41%            7.39%           14.00%
                                 ------------      ------------     ------------     ------------     ------------     ------------

Net Assets,
  End of Period (000s) .......   $    180,033      $    184,085     $    197,944     $    194,133     $    187,303     $    187,048
                                 ============      ============     ============     ============     ============     ============
Ratios to Average Net Assets:
  Expenses ...................           0.71%+            0.73%            0.74%            0.74%            0.77%            0.84%
  Net investment income ......           6.70+             6.08             6.07             6.38             6.65             6.87

Portfolio Turnover Rate ......             22%               27%              57%              35%              17%              18%

Market Value, End of Period ..         $8.125            $8.000          $10.125           $9.875           $9.000           $9.000

-------------
(1)   For the nine months ended July 31, 2000 (unaudited).
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

                                                 Municipal High Income Fund Inc.
                            Financial Data Per Share of Common Stock (unaudited)
*
================================================================================

                                                                     Dividend
 Record        Payable        NYSE         Net Asset   Dividend    Reinvestment
  Date          Date      Closing Price*    Value*       Paid         Price
--------      --------   ---------------    -----      -------        -----
11/24/97      11/28/97       $ 9.938        $9.76      $0.0520        $9.56
12/22/97      12/26/97        10.000         9.83       0.0520         9.63
 1/27/98       1/30/98        10.125         9.85       0.0520         9.65
 2/24/98       2/27/98        10.063         9.86       0.0520         9.66
 3/24/98       3/27/98         9.813         9.83       0.0520         9.63
 4/21/98       4/24/98         9.563         9.80       0.0520         9.58
 5/26/98       5/29/98         9.375         9.80       0.0520         9.52
 6/23/98       6/26/98         9.750         9.83       0.0510         9.63
 7/28/98       7/31/98         9.750         9.80       0.0510         9.60
 8/25/98       8/28/98         9.875         9.81       0.0510         9.61
 9/22/98       9/25/98         9.813         9.83       0.0510         9.63
10/27/98      10/30/98        10.000         9.76       0.0510         9.57
11/23/98      11/27/98        10.188         9.72       0.0510         9.68
12/21/98      12/24/98        10.000         9.71       0.0485         9.52
 1/26/99       1/29/99         9.625         9.73       0.0485         9.53
 2/23/99       2/26/99         9.625         9.71       0.0485         9.52
 3/23/99       3/26/99         9.750         9.67       0.0485         9.48
 4/27/99       4/30/99         9.563         9.64       0.0485         9.45
 5/25/99       5/28/99         9.250         9.58       0.0485         9.35
 6/22/99       6/25/99         9.000         9.46       0.0485         9.08
 7/27/99       7/30/99         8.938         9.46       0.0485         8.84
 8/24/99       8/27/99         8.562         9.27       0.0485         8.79
 9/21/99       9/24/99         8.375         9.22       0.0485         8.37
10/26/99      10/29/99         7.625         9.00       0.0485         7.98
11/22/99      11/26/99         7.938         9.03       0.0485         7.74
12/27/99      12/30/99         7.313         8.86       0.0485         7.38
 1/25/00       1/28/00         7.750         8.70       0.0485         7.84
 2/22/00       2/25/00         7.813         8.65       0.0485         7.66
 3/28/00       3/31/00         7.438         8.80       0.0485         7.58
 4/25/00       4/28/00         7.625         8.76       0.0485         7.62
 5/23/00       5/26/00         7.750         8.60       0.0485         7.75
 6/27/00       6/30/00         7.563         8.74       0.0485         7.85
 7/25/00       7/28/00         8.094         8.78       0.0485         8.28

-------------
*     As of record date.

                                                 Municipal High Income Fund Inc.
                                     Quarterly Results of Operations (unaudited)
*
================================================================================

                                                                                    Net Increase
                                         Net               Net Realized              (Decrease)
                Investment            Investment          and Unrealized            in Net Assets
                  Income                Income              Gain (Loss)            From Operations
           -------------------   -------------------   ---------------------    ---------------------
Quarter                   Per                   Per                    Per                      Per
 Ended        Total      Share      Total      Share      Total       Share        Total       Share
--------   -----------   -----   -----------   -----   -----------    ------    -----------    ------
 1/31/98    $3,350,456   $0.17    $2,981,194   $0.15   $ 2,552,783    $ 0.13    $ 5,533,977    $ 0.28
 4/30/98     3,347,620    0.17     2,986,264    0.15    (1,600,055)    (0.08)     1,386,209      0.07
 7/31/98     3,383,910    0.17     3,016,338    0.15       186,317      0.01      3,202,655      0.16
10/31/98     3,350,658    0.17     2,991,461    0.15      (477,395)    (0.02)     2,514,066      0.12
 1/31/99     3,334,071    0.16     2,963,369    0.15      (585,286)    (0.03)     2,378,083      0.12
 4/30/99     3,361,488    0.16     2,990,635    0.15    (2,036,950)    (0.10)       953,685      0.05
 7/31/99     3,265,290    0.16     2,898,717    0.14    (4,105,413)    (0.20)    (1,206,696)    (0.06)
10/31/99     3,269,246    0.16     2,951,688    0.14    (8,885,590)    (0.43)    (5,933,902)    (0.29)
 1/31/00     3,388,350    0.17     3,059,977    0.15    (7,328,329)    (0.35)    (4,268,352)    (0.20)
 4/30/00     3,238,496    0.16     2,931,920    0.14     1,882,412      0.09      4,814,332      0.23
 7/31/00     3,448,458    0.17     3,122,207    0.16     1,208,370      0.05      4,330,577      0.21

                                                 Municipal High Income Fund Inc.
                                          Dividend Reinvestment Plan (unaudited)
*
================================================================================

      The Fund's policy, which may be changed by the Fund's Board of Directors, is generally to make monthly distributions of substantially all its net investment income (i.e., income other than net realized capital gains) to the holders of the Fund's common stock. From time to time, when the Fund makes a substantial capital gains distribution, it may do so in lieu of paying its regular monthly dividend, net income of the Fund consists of all interest income accrued on portfolio assets less all expenses of the Fund. Expenses of the Fund are accrued each day. Net realized capital gains, if any, will be distributed to the shareholders at least once a year.

      Under the Fund's Dividend Reinvestment Plan ("Plan"), a shareholder whose common stock is registered in his or her own name will have all distributions reinvested automatically by PFPC Global Fund Services ("PFPC"), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC, as dividend-paying agent.

      The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price of the common stock is equal to or exceeds 98% of net asset value ("NAV") per share on the determination date (generally, the record date for the distribution), participants will be issued shares of common stock valued at the greater of (1) 98% of the NAV or (2) 95% of the market price. To the extent that the Fund issues shares to participants in the Plan at a discount to NAV, the interests of remaining shareholders (i.e., those who do not participate in the Plan) in the Fund's net assets will be proportionately diluted.

      If 98% of the NAV per share of the common stock at the time of valuation (which is the close of business on the determination date) exceeds the market price of common stock, or if the Fund declares a dividend or capital gains distribution payable only in cash, PFPC will buy common stock in the open market, on the NYSE or elsewhere, for the participants' accounts. If, following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds 98% of what the NAV per share of the common stock was at the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution by issuing shares at a price equal to the greater of (1) 98% of the NAV per share as of the valuation time, or (2) 95% of the then current market price. In this case, the number of shares of common stock received by a Plan participant will be based on the

                                                 Municipal High Income Fund Inc.
                              Dividend Reinvestment Plan (unaudited) (continued)
*
================================================================================

weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share price paid by PFPC may exceed 98% of the NAV per share of the common stock. PFPC will begin to purchase common stock on the open market as soon as practicable after the payment date of the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after that date, except when necessary to comply with applicable provisions of the Federal securities laws.

      PFPC maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. common stock in the account of each Plan participant will be held by PFPC an uncertificated form in the name of the Plan participant.

      Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC's fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges shall apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a pro-rata share of brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

      Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC or the Fund on at least 30 days' written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Global Fund Services, P.O. Box 8030, Boston, Massachusetts 02266-8030 or by telephone at 1-800-331-1710.

                 ----------------------------------------------

      Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices shares of its common stock in the open market. As of July 31, 2000, the Fund has not repurchased any shares.

                                                 Municipal High Income Fund Inc.
                                                          Management of the Fund
*
================================================================================

Directors

Allan J. Bloostein
Martin Brody
Dwight B. Crane
Robert A. Frankel
William R. Hutchinson
Heath B. McLendon, Chairman

Charles F. Barber, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President and
Investment Officer

Michael J. Maher
Investment Officer

Anthony Pace
Controller

Christina T. Sydor
Secretary

Investment Advisor and Administrator

SSB Citi Fund Management LLC
388 Greenwich Street
New York, New York 10013

Transfer Agent

PFPC Global Fund Services
P.O. Box 8030
Boston, Massachusetts 02266-8030

Custodian

PFPC Trust Company
8800 Tinicum Blvd.
Third Floor Suite 200
Philadelphia, Pennsylvania 19153

                               [GRAPHIC OMITTED]

This report is intended only for shareholders of Municipal High Income Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

                         Municipal High Income Fund Inc.
                              388 Greenwich Street
                                New York, NY 10013
                                 (212) 723-9218

                                  FD01013 9/00